Goodwill - Summary of Movement in Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 121,304
Impairment of goodwill recognized during the year		$ 4,085
Ending balance	123,979	121,304
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	25,520	22,642
Impairment of goodwill recognized during the year		4,085
Translation adjustment	2,960	(1,207)
Ending balance	28,480	25,520
Accumulated impairment [member] | WNS Global BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill recognized during the year
Translation adjustment
Accumulated impairment [member] | WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	25,520	22,642
Impairment of goodwill recognized during the year		4,085
Translation adjustment	2,960	(1,207)
Ending balance	28,480	25,520
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	146,824	153,453
Translation adjustment	5,635	(6,629)
Ending balance	152,459	146,824
Gross carrying value [member] | WNS Global BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	121,304	126,496
Translation adjustment	2,675	(5,192)
Ending balance	123,979	121,304
Gross carrying value [member] | WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	25,520	26,957
Translation adjustment	2,960	(1,437)
Ending balance	$ 28,480	$ 25,520